UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2841

Fidelity Capital Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Stock Selector All Cap Fund

June 30, 2017

FSS-QTLY-0817
1.804827.113

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (a)	2,636,987	$733,952
Fidelity Consumer Staples Central Fund (a)	2,666,413	646,499
Fidelity Energy Central Fund (a)	3,997,731	446,946
Fidelity Financials Central Fund (a)	13,252,575	1,346,992
Fidelity Health Care Central Fund (a)	2,871,306	1,110,277
Fidelity Industrials Central Fund (a)	2,630,937	723,218
Fidelity Information Technology Central Fund (a)	4,547,014	1,866,777
Fidelity Materials Central Fund (a)	791,455	192,648
Fidelity Telecom Services Central Fund (a)	1,033,221	200,961
Fidelity Utilities Central Fund (a)	1,346,646	239,555
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,559,379)		7,507,825

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund, 1.10% (b)
(Cost $1,604)	1,603,949	1,604
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,560,983)		7,509,429
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,146)
NET ASSETS - 100%		$7,505,283

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Fidelity Consumer Discretionary Central Fund	5,547
Fidelity Consumer Staples Central Fund	10,444
Fidelity Energy Central Fund	3,400
Fidelity Financials Central Fund	13,572
Fidelity Health Care Central Fund	5,952
Fidelity Industrials Central Fund	6,970
Fidelity Information Technology Central Fund	8,522
Fidelity Materials Central Fund	2,156
Fidelity Telecom Services Central Fund	3,463
Fidelity Utilities Central Fund	3,672
Total	$63,704

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$746,023	$13,001	$107,970	$733,952	48.1%
Fidelity Consumer Staples Central Fund	661,964	20,888	75,510	646,499	52.4%
Fidelity Energy Central Fund	504,027	71,014	68,666	446,946	51.9%
Fidelity Financials Central Fund	1,168,133	58,614	106,550	1,346,992	47.1%
Fidelity Health Care Central Fund	969,985	98,610	69,086	1,110,277	50.4%
Fidelity Industrials Central Fund	632,518	67,688	61,142	723,218	48.2%
Fidelity Information Technology Central Fund	1,577,782	162,720	274,965	1,866,777	50.2%
Fidelity Materials Central Fund	172,322	9,175	12,773	192,648	43.8%
Fidelity Telecom Services Central Fund	206,199	10,478	18,869	200,961	52.5%
Fidelity Utilities Central Fund	221,874	16,260	17,427	239,555	49.2%
Total	$6,860,827	$528,448	$812,958	$7,507,825

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At June 30, 2017, the cost of investment securities for income tax purposes was $5,543,558,000. Net unrealized appreciation aggregated $1,965,871,000, of which $1,968,569,000 related to appreciated investment securities and $2,698,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 28, 2017